Insurance-Related Accounts - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Liability for Future Policy Benefit, by Product Segment [Line Items]
Combined amounts of statutory net equity of insurance subsidiaries which is not measured in accordance with U.S. GAAP	¥ 573,430	¥ 586,983
Life insurance revenues	913,361	1,052,316	¥ 910,011
Non-life insurance revenues	123,574	115,730	111,392
Amortization of deferred insurance acquisition costs charged to income	44,738	93,734	¥ 79,906
Future insurance policy benefits	6,592,763	6,237,048
Nontraditional Life Insurance Contracts [Member]
Liability for Future Policy Benefit, by Product Segment [Line Items]
Deferred insurance acquisition costs of non-traditional life insurance contracts	¥ 253,687	¥ 206,363
Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rates for future policy benefit based on market conditions and expected investment returns	0.50%
Minimum | Interest Sensitive Whole Life Contracts
Liability for Future Policy Benefit, by Product Segment [Line Items]
Credited interest rates associated with policyholder contract deposits	1.70%
Minimum | Investments Contracts
Liability for Future Policy Benefit, by Product Segment [Line Items]
Credited interest rates associated with policyholder contract deposits	0.01%
Maximum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rates for future policy benefit based on market conditions and expected investment returns	4.50%
Maximum | Interest Sensitive Whole Life Contracts
Liability for Future Policy Benefit, by Product Segment [Line Items]
Credited interest rates associated with policyholder contract deposits	2.00%
Maximum | Investments Contracts
Liability for Future Policy Benefit, by Product Segment [Line Items]
Credited interest rates associated with policyholder contract deposits	6.30%